Subsequent events (Details Narrative)																	3 Months Ended
		May 22, 2023 USD ($) $ / shares shares	May 16, 2023 USD ($) shares	May 15, 2023 USD ($) $ / shares shares	Apr. 24, 2023 USD ($)	Feb. 02, 2023 USD ($)	Jan. 09, 2023 USD ($)	Nov. 17, 2022 USD ($) $ / shares shares	Nov. 17, 2022 USD ($) $ / shares shares	Nov. 15, 2022 USD ($) shares	Nov. 14, 2022 USD ($) $ / shares shares	Nov. 13, 2022 shares	Nov. 09, 2022 shares	Nov. 07, 2022 USD ($) shares	Nov. 02, 2022 $ / shares shares	Nov. 24, 2021 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares	Jun. 08, 2023 $ / shares shares	Dec. 31, 2022 $ / shares	Nov. 15, 2022 SGD ($)	Nov. 07, 2022 SGD ($)	Oct. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Aug. 16, 2022 USD ($)	Jul. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares
Subsequent Event [Line Items]
Redemption of ordinary shares																									400,000
Redemption value | $											$ 60,800,000
Cash | $																						$ 265,852	$ 300,000		$ 193,546
Debt fee amount | $																									$ 3,894
Maturity date	[1]																Feb. 15, 2023
Common Stock, No Par Value | $ / shares								$ 0	$ 0										$ 0			$ 0			$ 0	$ 0
Conversion of Stock, Shares Converted								891,725	891,725
Investors sale of stock price per share | $ / shares																	$ 16.50		$ 16.50
Investors sale of stock aggregate purchase price | $																$ 100
Ordinary shares issued								1,500,000	1,500,000													2,448,500			2,448,500	2,156,250
Private Placement [Member]
Subsequent Event [Line Items]
Investors sale of stock and issued																292,250
Investors sale of stock price per share | $ / shares																$ 10.00
Investors sale of stock aggregate purchase price | $																$ 2,922,500
Forecast [Member]
Subsequent Event [Line Items]
Ordinary shares issued																		1,600,000
Forecast [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Investors sale of stock and issued		940,000
Investors sale of stock price per share | $ / shares		$ 1.00
Investors sale of stock aggregate purchase price | $		$ 940,000
EUDA Health Limited [Member]
Subsequent Event [Line Items]
Beneficial ownership percentage																	100.00%		100.00%
Maximum [Member]
Subsequent Event [Line Items]
Stock repurchased												1,125,000
Maximum [Member] | Forecast [Member]
Subsequent Event [Line Items]
Share price per share | $ / shares																		$ 3.00
Maximum [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Beneficial ownership percentage												9.90%
Minimum [Member] | Forecast [Member]
Subsequent Event [Line Items]
Debt instrument trading percentage																		15.00%
Settlement Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Ordinary shares issued			850,306
Conversion of ordinary shares, description			These conversions are likely resulted in modification of the convertible notes as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date is higher than $1.00 and reduced the carrying amount of the convertible debt instrument with a corresponding increase in additional paid-in capital.
Ordinary shares forfeited			271,867
Subsequent Event [Member]
Subsequent Event [Line Items]
Redemption of ordinary shares											6,033,455
Redemption price per share | $ / shares											$ 10.0837
Ordinary shares issued																		1,600,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Investors sale of stock and issued		940,000
Investors sale of stock price per share | $ / shares		$ 1.00
Investors sale of stock aggregate purchase price | $		$ 940,000
Subsequent Event [Member] | Promissory Note One [Member]
Subsequent Event [Line Items]
Maturity date									Nov. 17, 2023
Convertible promissory note | $								$ 2,113,125	$ 2,113,125
Conversion price per share | $ / shares								$ 5.00	$ 5.00
Subsequent Event [Member] | Promissory Note Two [Member]
Subsequent Event [Line Items]
Maturity date									Feb. 15, 2023
Convertible promissory note | $								$ 170,000	$ 170,000
Debt interest rate								15.00%	15.00%
Subsequent Event [Member] | Promissory Note Three [Member]
Subsequent Event [Line Items]
Maturity date									Nov. 17, 2023
Convertible promissory note | $								$ 82,600	$ 82,600
Subsequent Event [Member] | Promissory Note Four [Member]
Subsequent Event [Line Items]
Maturity date									Nov. 17, 2023
Convertible promissory note | $								87,500	$ 87,500
Subsequent Event [Member] | Promissory Note Five [Member]
Subsequent Event [Line Items]
Maturity date									Nov. 17, 2023
Convertible promissory note | $								119,000	$ 119,000
Subsequent Event [Member] | Promissory Note Six [Member]
Subsequent Event [Line Items]
Maturity date									Nov. 17, 2023
Convertible promissory note | $								700,000	$ 700,000
Subsequent Event [Member] | Tan Second Loan [Member]
Subsequent Event [Line Items]
Loan amount | $					$ 332,750
Interest rate percentage					8.00%
Subsequent Event [Member] | Tan First Loan [Member]
Subsequent Event [Line Items]
Loan amount | $					$ 145,450
Subsequent Event [Member] | Tan Third Loan [Member]
Subsequent Event [Line Items]
Loan amount | $				$ 22,500
Interest rate percentage				8.00%
Subsequent Event [Member] | Tan Two Thousand Twenty Three Note [Member]
Subsequent Event [Line Items]
Loan amount | $				$ 700,000
Debt Conversion, Original Debt, Amount | $				$ 700,000
Common Stock, No Par Value | $ / shares				$ 1.00
Ordinary shares issued			700,000
[custom:OrdinarySharesAvailableForResale-0]			700,000
Conversion of Stock, Shares Converted			700,000
Conversion of ordinary shares, description			This conversion is likely resulted in modification of the convertible notes as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date is higher than $1.00 and reduced the carrying amount of the convertible debt instrument with a corresponding increase in additional paid-in capital
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price per share | $ / shares																		$ 3.00
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument trading percentage																		15.00%
Subsequent Event [Member] | Prepaid Forward Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares purchased													1,400,000
Subsequent Event [Member] | Prepaid Forward Agreement [Member] | Maximum [Member] | EUDA Health Limited [Member]
Subsequent Event [Line Items]
Beneficial ownership percentage													9.90%
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued			850,306	578,439
Conversion of ordinary shares, description			These conversions are likely resulted in modification of the convertible notes as the five-day VWAP Price of the Company’s ordinary shares immediately preceding the conversion date is higher than $1.00 and reduced the carrying amount of the convertible debt instrument with a corresponding increase in additional paid-in capital.
Share price per share | $ / shares				$ 1.47
Ordinary shares forfeited			271,867
Subsequent Event [Member] | Settlement Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share price per share | $ / shares				$ 1.47
Mr. Meng Dong (James) Tan [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares																						$ 10.00			$ 10.00
Investor [Member] | Subsequent Event [Member] | Forward Purchase Agreement [Member]
Subsequent Event [Line Items]
Share based - compensation price per share purchased | $ / shares															$ 10.41
Investor [Member] | Subsequent Event [Member] | Forward Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares purchased															125,000
Investor [Member] | Subsequent Event [Member] | Waiver Agreement [Member]
Subsequent Event [Line Items]
Number of shares purchased										1,000,000				1,000,000
Debt Issuance Costs, Gross | $																				$ 100,000	$ 100,000
Cash | $										$ 10,000,000.0				$ 10,000,000.0
Vendor [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Debt fee amount | $								$ 300,000	$ 300,000
Maturity date									Nov. 17, 2023
Restricted stock issued									60,000
Shares issued price | $ / shares								$ 5.00	$ 5.00
Restricted stock cancelled									60,000
Loan amount | $								$ 300,000	$ 300,000
James Tan [Member] | Settlement Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Ordinary shares issued			478,200
James Tan [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued			478,200
Shine Link [Member] | Settlement Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Ordinary shares issued			87,500
Shine Link [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued			87,500
Menora [Member] | Settlement Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Ordinary shares issued			119,000
Menora [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued			119,000
Eighti Holding [Member] | Settlement Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Ordinary shares issued			82,600
Eighti Holding [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued			82,600
Kelvin Chen [Member] | Chen Settlement Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Ordinary shares issued			850,306
Ordinary shares aggregate amount | $			$ 850,306
Kelvin Chen [Member] | Subsequent Event [Member] | Chen Settlement Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued			850,306
Ordinary shares aggregate amount | $			$ 850,306
Seller Two [Member] | Forecast [Member]
Subsequent Event [Line Items]
Ordinary shares to be issued																		800,000
Ordinary shares issued																		800,000
Seller Two [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares to be issued																		800,000
Ordinary shares issued																		800,000
Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loan amount | $							$ 145,450
Interest rate percentage							8.00%
Alfred Lim [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loan amount | $						$ 128,750
Interest rate percentage						8.00%
Seller One [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares to be issued																		800,000
Ordinary shares issued																		800,000
Promissory Note with Related Party [Member] | Mr. Meng Dong (James) Tan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Promissory note | $																								$ 200,000

[1]	This promissory note has a default interest of 15% per annum beginning on February 15, 2023 until paid in full. In June 2023, the Company and KC has entered into a settlement agreement (“the Agreement”) to settle the promissory note. Pursuant to the Agreement, the Company shall pay KC (1) $100,000 within two days of the dates that the Company’s US counsel, Loeb & Loeb, confirm that it has received from KC all information and documents necessary for them to prepare an amended S-1 registration statement covering the resale of securities, (2) $60,000 within two business days after the date the first amendment to the registration statement is filed with the SEC, and (3) upon receipt of the payment in (1) and (2), KC agrees to waive the balance of the outstanding amount and additional amount, including any accrued interest.